WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: JUNE 30 2001
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		HENDERSON FUND MANAGEMENT PLC
Address: 	4 BROADGATE
		LONDON EC2M 2DA
		UK
13F File Number:  001080265
The institutional investment manager filing this
report and the person by whom it is signed
hereby represent that the person signing the
report is authorized to submit it, that all
information contained herein is true, correct
and complete, and that it is understood that
all required items, statements, schedules, lists,
and tables, are considered integral parts of this submission.

Name:  	ROSS MACLEAN
Title:    	COMPLIANCE OFFICER
Phone:    	00 44 20 7818 5571
Signature, Place, and Date of Signing:
 				LONDON, UK    JUNE 30,2001
Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	1
Form 13F Information Table Entry Total:   	14
Form 13F Information Table Value Total:   	$2,398,693
List of Other Included Managers:
 No.  13F File Number     Name

 0001080265			HENDERSON FUND MANAGEMENT PLC

AMERICAN HOME PRODUCTS 		COM	26609107	107447	1727452	SH	SOLE		1727452
AMERICAN INTL GRP 		COM	26874107	200447	2336214	SH	SOLE		2336214
AOL TIME WARNER			COM	02364J104	133703	2740368	SH	SOLE		2740368
AOL TIME WARNER			COM	00174A105	191860	3488367	SH	SOLE		3488367
CISCO SYSTEMS 			COM	17275R102	108364	6129213	SH	SOLE		6129213
CITIGROUP			COM	172967101	150983	3386768	SH	SOLE		3386768
EXXON MOBIL NPV			COM	30231G102	202070	2285600	SH	SOLE		2285600
GENERAL ELECTRIC CO		COM	369604103	297924	5813159	SH	SOLE		5813159
HOME DEPOT 			COM	437076102	100451	1978161	SH	SOLE		1978161
INTERNATIONAL BUSINESS MACH	COM	459200101	129403	1149231	SH	SOLE		1149231
MICROSOFT			COM	594918104	283100	4053546	SH	SOLE		4053546
PFIZER				COM	717081103	228629	5095360	SH	SOLE		5095360
WAL MART STORE			COM	931142103	114179	2263215	SH	SOLE		2263215